Segmented Information	12 Months Ended
Apr. 30, 2022
Disclosure Of Operating Segments [Abstract]
Segmented Information
18.	Segmented information

During the year ended April 30, 2022, the Company earned all of its revenues from one customer. As at April 30, 2022, the Company does not consider itself to be economically dependent on this customer as transactions with this party can be easily replaced by transactions with other parties on similar terms and conditions. The balance owing from this customer on April 30, 2022 was $315 (April 30, 2021 - $380). The Company operates in one segment, the revenue is from gold and silver mining in Mexico.

The Company operates in three reportable geographical and one operating segment.  Selected financial information by geographical segment is as follows:

April 30, 2022	Mexico	Canada	USA	Total
Exploration & evaluation assets	$5,021	$61	$—	$5,082
Right of use assets	738	156	—	894
Mining interest, plant and equipment	29,798	22	—	29,820
Deferred tax asset	279	3,069	—	3,348

April 30, 2021	Mexico	Canada	USA	Total
Exploration & evaluation assets	$4,088	$—	$—	$4,088
Right of use assets	771	208	—	979
Mining interest, plant and equipment	29,387	17	—	29,404
Reclamation bonds	—	—	165	165
Deferred tax asset	434	2,912	—	3,346